Loans by past due status for non-covered loans held-in-portfolio (Net of unearned income) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	$ 21,611,866	[1]	$ 20,983,192	[1]
Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,175,937		1,021,780
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,970,505		2,634,432
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,166,545		2,608,450
Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,724,197		3,593,540
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	206,084		252,857
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	6,681,476		6,078,507
Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	543,761		540,523
Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	211,135	[2]	384,217	[2]
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,932,226		3,868,886
Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,185,272		1,198,213
Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	478,211		491,035
Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,349,119		1,388,911
Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	699,980		561,084
Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	219,644		229,643
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	481,455		478,313
Financing Receivable Recorded Investment 60 To 89 Days Past Due	223,825		214,628
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,058,658		1,813,037
Total Past Due	1,763,938		2,505,978
Financing Receivable Recorded Investment Current	19,847,928		18,477,214
Loans held-in-portfolio	21,611,866		20,983,192
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	4,067		7,833
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,675		5,067
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	25,838		34,251
Total Past Due	31,580		47,151
Financing Receivable Recorded Investment Current	1,144,357		974,629
Loans held-in-portfolio	1,175,937		1,021,780
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	18,144		29,612
Financing Receivable Recorded Investment 60 To 89 Days Past Due	349		5,763
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	84,372		144,805
Total Past Due	102,865		180,180
Financing Receivable Recorded Investment Current	2,867,640		2,454,252
Loans held-in-portfolio	2,970,505		2,634,432
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	14,382		38,219
Financing Receivable Recorded Investment 60 To 89 Days Past Due	16,770		13,419
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	106,948		347,465
Total Past Due	138,100		399,103
Financing Receivable Recorded Investment Current	2,028,445		2,209,347
Loans held-in-portfolio	2,166,545		2,608,450
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	12,291		40,862
Financing Receivable Recorded Investment 60 To 89 Days Past Due	6,482		7,897
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	62,451		139,297
Total Past Due	81,224		188,056
Financing Receivable Recorded Investment Current	3,642,973		3,405,484
Loans held-in-portfolio	3,724,197		3,593,540
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,329		6,511
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	23,771		43,350
Total Past Due	26,100		49,861
Financing Receivable Recorded Investment Current	179,984		202,996
Loans held-in-portfolio	206,084		252,857
Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	347,376		271,839
Financing Receivable Recorded Investment 60 To 89 Days Past Due	164,512		131,442
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	671,736		994,517
Total Past Due	1,183,624		1,397,798
Financing Receivable Recorded Investment Current	5,497,852		4,680,709
Loans held-in-portfolio	6,681,476		6,078,507
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	7,457		6,493
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,607		1,555
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,495		4,865
Total Past Due	12,559		12,913
Financing Receivable Recorded Investment Current	531,202		527,610
Loans held-in-portfolio	543,761		540,523
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	9,079		15,765
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,098		20,112
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	15,050		40,741
Total Past Due	26,227		76,618
Financing Receivable Recorded Investment Current	184,908		307,599
Loans held-in-portfolio	211,135		384,217
Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	14,082		14,826
Financing Receivable Recorded Investment 60 To 89 Days Past Due	10,191		10,824
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	20,799		22,689
Total Past Due	45,072		48,339
Financing Receivable Recorded Investment Current	1,140,200		1,149,874
Loans held-in-portfolio	1,185,272		1,198,213
Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,927		4,061
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,251		2,506
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	8,779		7,766
Total Past Due	13,957		14,333
Financing Receivable Recorded Investment Current	464,254		476,702
Loans held-in-portfolio	478,211		491,035
Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	16,093		15,965
Financing Receivable Recorded Investment 60 To 89 Days Past Due	7,620		8,977
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	18,699		21,228
Total Past Due	42,412		46,170
Financing Receivable Recorded Investment Current	1,306,707		1,342,741
Loans held-in-portfolio	1,349,119		1,388,911
Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	31,351		24,166
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9,361		6,521
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	10,564		8,555
Total Past Due	51,276		39,242
Financing Receivable Recorded Investment Current	648,704		521,842
Loans held-in-portfolio	699,980		561,084
Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,877		2,161
Financing Receivable Recorded Investment 60 To 89 Days Past Due	909		545
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	6,156		3,508
Total Past Due	8,942		6,214
Financing Receivable Recorded Investment Current	210,702		223,429
Loans held-in-portfolio	219,644		229,643
PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	15,887,839	[3]	15,232,327	[4]
PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	82,403	[3]	115,093	[4]
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,864,218	[3]	1,350,433	[4]
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,606,503	[3]	2,042,486	[4]
PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	2,912,466	[3]	2,788,272	[4]
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	161,171	[3]	212,267	[4]
PUERTO RICO | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	5,400,679	[3]	4,948,924	[4]
PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	543,761	[3]	540,523	[4]
PUERTO RICO | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	3,316,638	[3]	3,234,329	[4]
PUERTO RICO | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	424,470		371,569
Financing Receivable Recorded Investment 60 To 89 Days Past Due	196,677		171,485
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	907,965		1,579,883
Total Past Due	1,529,112		2,122,937
Financing Receivable Recorded Investment Current	14,358,727		13,109,390
Loans held-in-portfolio	15,887,839		15,232,327
PUERTO RICO | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	446		1,005
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	4,944		15,816
Total Past Due	5,390		16,821
Financing Receivable Recorded Investment Current	77,013		98,272
Loans held-in-portfolio	82,403		115,093
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13,889		10,580
Financing Receivable Recorded Investment 60 To 89 Days Past Due	349		4,454
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	41,959		66,665
Total Past Due	56,197		81,699
Financing Receivable Recorded Investment Current	1,808,021		1,268,734
Loans held-in-portfolio	1,864,218		1,350,433
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13,725		28,240
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,318		13,319
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	83,441		315,534
Total Past Due	105,484		357,093
Financing Receivable Recorded Investment Current	1,501,019		1,685,393
Loans held-in-portfolio	1,606,503		2,042,486
PUERTO RICO | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	9,960		27,977
Financing Receivable Recorded Investment 60 To 89 Days Past Due	4,463		5,922
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	56,309		125,246
Total Past Due	70,732		159,145
Financing Receivable Recorded Investment Current	2,841,734		2,629,127
Loans held-in-portfolio	2,912,466		2,788,272
PUERTO RICO | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,329		1,243
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	18,108		37,390
Total Past Due	20,437		38,633
Financing Receivable Recorded Investment Current	140,734		173,634
Loans held-in-portfolio	161,171		212,267
PUERTO RICO | Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	316,663		241,930
Financing Receivable Recorded Investment 60 To 89 Days Past Due	154,882		121,175
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	645,444		960,492
Total Past Due	1,116,989		1,323,597
Financing Receivable Recorded Investment Current	4,283,690		3,625,327
Loans held-in-portfolio	5,400,679		4,948,924
PUERTO RICO | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	7,457		6,493
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,607		1,555
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	3,495		4,865
Total Past Due	12,559		12,913
Financing Receivable Recorded Investment Current	531,202		527,610
Loans held-in-portfolio	543,761		540,523
PUERTO RICO | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		0
Total Past Due	0		0
Financing Receivable Recorded Investment Current	0		0
Loans held-in-portfolio	0		0
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	13,797		14,521
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9,991		10,614
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	20,313		22,184
Total Past Due	44,101		47,319
Financing Receivable Recorded Investment Current	1,125,520		1,135,753
Loans held-in-portfolio	1,169,621		1,183,072
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	133		124
Financing Receivable Recorded Investment 60 To 89 Days Past Due	53		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	147		312
Total Past Due	333		436
Financing Receivable Recorded Investment Current	14,845		16,370
Loans held-in-portfolio	15,178		16,806
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	12,897		13,208
Financing Receivable Recorded Investment 60 To 89 Days Past Due	6,794		7,392
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	17,108		19,323
Total Past Due	36,799		39,923
Financing Receivable Recorded Investment Current	1,177,085		1,205,859
Loans held-in-portfolio	1,213,884		1,245,782
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	31,340		24,128
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9,361		6,518
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	10,562		8,551
Total Past Due	51,263		39,197
Financing Receivable Recorded Investment Current	648,228		521,119
Loans held-in-portfolio	699,491		560,316
PUERTO RICO | Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	1,834		2,120
Financing Receivable Recorded Investment 60 To 89 Days Past Due	859		536
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	6,135		3,505
Total Past Due	8,828		6,161
Financing Receivable Recorded Investment Current	209,636		222,192
Loans held-in-portfolio	218,464		228,353
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	5,724,027		5,750,865
UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,093,534		906,687
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,106,287		1,283,999
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	560,042		565,964
UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	811,731		805,268
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	44,913		40,590
UNITED STATES | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	1,280,797		1,129,583
UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	211,135		384,217
UNITED STATES | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans held-in-portfolio	615,588		634,557
UNITED STATES | Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	56,985		106,744
Financing Receivable Recorded Investment 60 To 89 Days Past Due	27,148		43,143
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	150,693		233,154
Total Past Due	234,826		383,041
Financing Receivable Recorded Investment Current	5,489,201		5,367,824
Loans held-in-portfolio	5,724,027		5,750,865
UNITED STATES | Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	3,621		6,828
Financing Receivable Recorded Investment 60 To 89 Days Past Due	1,675		5,067
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	20,894		18,435
Total Past Due	26,190		30,330
Financing Receivable Recorded Investment Current	1,067,344		876,357
Loans held-in-portfolio	1,093,534		906,687
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	4,255		19,032
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		1,309
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	42,413		78,140
Total Past Due	46,668		98,481
Financing Receivable Recorded Investment Current	1,059,619		1,185,518
Loans held-in-portfolio	1,106,287		1,283,999
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	657		9,979
Financing Receivable Recorded Investment 60 To 89 Days Past Due	8,452		100
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	23,507		31,931
Total Past Due	32,616		42,010
Financing Receivable Recorded Investment Current	527,426		523,954
Loans held-in-portfolio	560,042		565,964
UNITED STATES | Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,331		12,885
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,019		1,975
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	6,142		14,051
Total Past Due	10,492		28,911
Financing Receivable Recorded Investment Current	801,239		776,357
Loans held-in-portfolio	811,731		805,268
UNITED STATES | Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		5,268
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	5,663		5,960
Total Past Due	5,663		11,228
Financing Receivable Recorded Investment Current	39,250		29,362
Loans held-in-portfolio	44,913		40,590
UNITED STATES | Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	30,713		29,909
Financing Receivable Recorded Investment 60 To 89 Days Past Due	9,630		10,267
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	26,292		34,025
Total Past Due	66,635		74,201
Financing Receivable Recorded Investment Current	1,214,162		1,055,382
Loans held-in-portfolio	1,280,797		1,129,583
UNITED STATES | Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	0		0
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		0
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	0		0
Total Past Due	0		0
Financing Receivable Recorded Investment Current	0		0
Loans held-in-portfolio	0		0
UNITED STATES | Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	9,079		15,765
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,098		20,112
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	15,050		40,741
Total Past Due	26,227		76,618
Financing Receivable Recorded Investment Current	184,908		307,599
Loans held-in-portfolio	211,135		384,217
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	285		305
Financing Receivable Recorded Investment 60 To 89 Days Past Due	200		210
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	486		505
Total Past Due	971		1,020
Financing Receivable Recorded Investment Current	14,680		14,121
Loans held-in-portfolio	15,651		15,141
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	2,794		3,937
Financing Receivable Recorded Investment 60 To 89 Days Past Due	2,198		2,506
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	8,632		7,454
Total Past Due	13,624		13,897
Financing Receivable Recorded Investment Current	449,409		460,332
Loans held-in-portfolio	463,033		474,229
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	3,196		2,757
Financing Receivable Recorded Investment 60 To 89 Days Past Due	826		1,585
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	1,591		1,905
Total Past Due	5,613		6,247
Financing Receivable Recorded Investment Current	129,622		136,882
Loans held-in-portfolio	135,235		143,129
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	11		38
Financing Receivable Recorded Investment 60 To 89 Days Past Due	0		3
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	2		4
Total Past Due	13		45
Financing Receivable Recorded Investment Current	476		723
Loans held-in-portfolio	489		768
UNITED STATES | Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable Recorded Investment 30 To 59 Days Past Due	43		41
Financing Receivable Recorded Investment 60 To 89 Days Past Due	50		9
Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due	21		3
Total Past Due	114		53
Financing Receivable Recorded Investment Current	1,066		1,237
Loans held-in-portfolio	$ 1,180		$ 1,290

[1]	Non-covered loans held-in-portfolio at December 31, 2013 are net of $92 million in unearned income and exclude $110 million in loans held-for-sale. (December 31, 2012 - $97 million in unearned income and $354 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.
[4]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.